Prudential World Fund, Inc. - Prudential Jennison Global Opportunities Fund
Gateway Center Three, 4th floor
100 Mulberry Street
Newark, New Jersey 07102
February 19, 2013
VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:	497(j) Filing for Prudential World Fund, Inc. - Prudential Jennison Global Opportunities Fund
Registration numbers 002-89725 and 811-03981
Dear Sir or Madam,
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on February 15, 2013.
Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 973-802-6469.
Very truly yours,
/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary